Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	R$ 44,536	R$ 70,190
Time deposits	2,977,214	4
Total	3,021,750	70,194
Current	2,524,651	70,194
Non-Current	497,099	0
Within 30 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	44,536	70,190
Time deposits	67,501	4
Total	112,037	70,194
From 31 to 60 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	1,185	0
Total	1,185	0
From 61 to 90 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	57,781	0
Total	57,781	0
From 91 to 180 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	191,886	0
Total	191,886	0
From 181 to 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	2,161,762	0
Total	2,161,762	0
After 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	497,099	0
Total	R$ 497,099	R$ 0